Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Gores Metropoulos, Inc.
Organization and Business Operations
1.	Organization and Business Operations
Organization and General
Gores Metropoulos, Inc. (the “Company”) was incorporated in Delaware on August 28, 2018. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar Business Combination with one or more businesses (the “Business Combination”). The Company has neither engaged in any operations nor generated any revenue to date. The Company’s Sponsor is Gores Metropoulos Sponsor, LLC, a Delaware limited liability company (the “Sponsor”). The Company has selected December 31st as its fiscal year-end.
On August 20, 2020, the Company formed two new wholly-owned subsidiaries, Dawn Merger Sub I, Inc., a Delaware corporation (“Dawn Merger Sub I”), and Dawn Merger Sub II, LLC (“Dawn Merger Sub II”), a Delaware limited liability company, in contemplation of the Proposed Business Combination (as defined below).
At September 30, 2020, the Company had not commenced any operations. All activity for the period from August 28, 2018 (inception) through September 30, 2020 relates to the Company’s formation and initial public offering (“Public Offering”) described below, the identification and evaluation of prospective acquisition targets for a Business Combination and the entry into the Merger Agreement (as defined below) in connection with the Proposed Business Combination and transactions contemplated thereby. The Company completed the Public Offering on February 5, 2019 (the “IPO Closing Date”).
The Company will not generate any operating revenues until after the completion of the Business Combination, at the earliest. Subsequent to the Public Offering, the Company generates non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Public Offering and the sale of the Private Placement Warrants (as defined below) held in the Trust Account (as defined below).
Proposed Luminar Technologies, Inc. Business Combination
On August 24, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Dawn Merger Sub I, Dawn Merger Sub II and Luminar Technologies, Inc. (“Luminar”), which provides for, among other things: (a) the merger of Dawn Merger Sub I with and into Luminar, with Luminar continuing as the surviving corporation (the “First Merger”); and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of Luminar with and into Dawn Merger Sub II, with Dawn Merger Sub II continuing as the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers”). The transactions set forth in the Merger Agreement, including the Mergers, will constitute a “Business Combination” as contemplated by the Company’s Amended and Restated Certificate of Incorporation. Such transactions are hereinafter referred to as the “Proposed Business Combination.”
The Merger Agreement and the transactions contemplated thereby were unanimously approved by the Board of Directors of the Company (the “Board”) on August 23, 2020.
The Merger Agreement
Pursuant to the Merger Agreement, the aggregate merger consideration payable to the stockholders of Luminar will be a number of shares of Company class A common stock, par value $0.0001 per share (the “Class A Stock”) and Company Class B common stock, par value $0.001 per share (the “Class B Stock”) (each deemed to have a value of $10.00 per share) with an implied value equal to $2,928,828,692, plus an aggregate amount of up to $30,000,000 depending on the amount of additional capital raised by Luminar prior to the closing of the Proposed Business Combination, divided by $10.00. Holders of shares of (a) Luminar’s Class A common stock, preferred stock and founders preferred stock will be entitled to receive a number of shares of newly-issued Class A Stock equal to the Per Share Company Stock Consideration (as defined in the Merger Agreement) issuable in Class A Stock and (b) Luminar’s Class B common stock will be entitled to receive a number of shares of newly-issued Company Class B common stock equal to the Per Share Company Stock Consideration issuable in Company Class B common stock.
In addition to the consideration to be paid at the closing of the Proposed Business Combination, stockholders of Luminar will be entitled to receive an additional number of earn-out
shares from the Company, issuable in either Class A Stock or Company Class B common stock as provided in the Merger Agreement, of up to 7.5% of the total outstanding capital stock of the Company as of the closing of the Proposed Business Combination (including shares subject to outstanding Luminar stock options, restricted stock and warrants that will be assumed by the Company in connection with the Proposed Business Combination.
For further discussion of the Proposed Business Combination and the Merger Agreement, see “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Recent Developments—Proposed Luminar Technologies, Inc. Business Combination.”
Financing
Upon the IPO Closing Date and the sale of the Private Placement Warrants, an aggregate of $400,000,000 was placed in a Trust Account with Continental Stock Transfer & Trust Company acting as trustee (the “Trust Account”).
The Company intends to finance a Business Combination with the net proceeds from its $400,000,000 Public Offering and its sale of $10,000,000 of Private Placement Warrants (see Note 3).
Trust Account
Funds held in the Trust Account can be invested only in U.S. government treasury bills with a maturity of one hundred and eighty (180) days or less or in money market funds meeting certain conditions under
Rule 2a-7
under the Investment Company Act of 1940, as amended, that invest only in direct U.S. government obligations. As of September 30, 2020, the Trust Account consisted of money market funds.
The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to fund regulatory compliance requirements and other costs related thereto (a “Regulatory Withdrawal”), subject to an annual limit of $750,000, for a maximum 24 months and/or additional amounts necessary to pay franchise and income taxes, if any, none of the funds held in trust will be released until the earliest of: (i) the completion of the Business Combination; or (ii) the redemption of any public shares of common stock properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of such public shares of common stock if the Company does not complete the Business Combination within 24 months from the IPO Closing Date; or (iii) the redemption of 100% of the public shares of common stock if the Company is unable to complete a Business Combination within 24 months from the IPO Closing Date, subject to the requirements of law and stock exchange rules.
Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward consummating a Business Combination. The Business Combination must be with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (less any deferred underwriting commissions and taxes payable on interest income earned) at the time of the Company signing a definitive agreement in connection with the Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect a Business Combination.
As discussed above, the Company entered into a definitive agreement for the Proposed Business Combination and intends to seek stockholder approval of the Proposed Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Proposed Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest income but less taxes payable. The Company will complete the Proposed Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Proposed Business Combination. Currently, the Company will not redeem its public shares of common stock in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its public shares of common stock and the related Proposed Business Combination, and instead may search for an alternate Business Combination.
In connection with a Business Combination, the Company may alternatively provide stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest income but less taxes payable. The decision as to whether the Company will seek stockholder approval of the Business Combination or will allow stockholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval, unless a vote is required by law or under NASDAQ rules
As a result of the foregoing redemption provisions, the public shares of common stock will be recorded at the redemption amount and classified as temporary equity, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “
Distinguishing Liabilities from Equity
” (“ASC Topic 480”) in subsequent periods.
The Company will have 24 months from the IPO Closing Date to complete the Business Combination. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares of common stock for a per share pro rata portion of the Trust Account, including interest income, but less taxes payable (less up to $100,000 of such net interest income to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its remaining stockholders, as part of its plan of dissolution and liquidation. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Unit in the Public Offering.
The Sponsor and the Company’s officers and directors have entered into letter agreements with the Company, pursuant to which they waived their rights to participate in any redemption with respect to their Founder Shares (as defined below); however, if the Sponsor or any of the Company’s officers, directors or affiliates acquire public shares of common stock, they will be entitled to a pro rata share of the Trust Account in the event the Company does not complete a Business Combination within the required time period.
In connection with the Proposed Business Combination, the Sponsor and the Company’s independent directors (the “Initial Stockholders”) have also entered into a Waiver Agreement pursuant to which they have waived their rights to a conversion price adjustment with respect to any shares of common stock they may hold in connection with the consummation of the Proposed Business Combination. Currently, the Sponsor and the Company’s officers and directors own 20% of our issued and outstanding shares of common stock, including all of the Founder Shares (as defined below).
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

1. Organization and Business Operations
Organization and General
Gores Metropoulos, Inc. (the “Company”) was incorporated in Delaware on August 28, 2018. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar Business Combination with one or more businesses (the “Business Combination”). The Company has neither engaged in any operations nor generated any revenue to date. The Company’s management has broad discretion with respect to the Business Combination, but intends to focus our search for a target business in the consumer products and services industries. The Company’s Sponsor is Gores Metropoulos Sponsor, LLC, a Delaware limited liability company (the “Sponsor”). The Company has selected December 31 as its fiscal year-end.
At December 31, 2019, the Company had not commenced any operations. All activity for the period from August 28, 2018 (inception) through December 31, 2019 relates to the Company’s formation and initial public offering (“Public Offering”) described below. The Company completed the Public Offering on February 5, 2019. The Company will not generate any operating revenues until after the completion of its Business Combination, at the earliest. Subsequent to the Public Offering, the Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Public Offering and the sale of the Private Placement Warrants (as defined below) held in the Trust Account (as defined below).
Financing
Upon the closing of the Public Offering and the sale of the Private Placement Warrants, an aggregate of $400,000,000 was placed in a Trust Account with Continental Stock Transfer & Trust Company (the “Trust Account”) acting as Trustee.
The Company intends to finance a Business Combination with the net proceeds from its $400,000,000 Public Offering and its sale of $10,000,000 of Private Placement Warrants.
Trust Account
Funds held in the Trust Account can be invested only in U.S. government treasury bills with a maturity of one hundred and eighty (180) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended, that invest only in direct U.S. government obligations. As of December 31, 2019, the Trust Account consisted of cash and treasury bills.
The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to fund regulatory compliance requirements and other costs related thereto (a “Regulatory Withdrawal”), subject to an annual limit of $750,000 for a maximum 24 months and/or additional amounts necessary to pay franchise and income taxes, if any, none of the funds held in trust will be released until the earliest of: (i) the completion of the Business Combination; or (ii) the redemption of any public shares of common stock properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of such public shares of common stock if the Company does not complete the Business Combination within 24 months from the IPO Closing Date; or (iii) the redemption of 100% of the public shares of common stock if the Company is unable to complete a Business Combination within 24 months from the IPO Closing Date, subject to the requirements of law and stock exchange rules.
Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward consummating a Business Combination. The Business Combination must be with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (less any deferred underwriting commissions and taxes payable on interest income earned) at the time of the Company signing a definitive agreement in connection with the Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect a Business Combination.
The Company, after signing a definitive agreement for a Business Combination, will either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest income but less taxes payable, or (ii) provide stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest income but less taxes payable. The decision as to whether the Company will seek stockholder approval of the Business Combination or will allow stockholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval, unless a vote is required by law or under NASDAQ rules. If the Company seeks stockholder approval, it will complete its Business Combination only if a majority of the outstanding shares of Common Stock voted are voted in favor of the Business Combination. Currently, the Company will not redeem its public shares of Common Stock in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its public shares of Common Stock and the related Business Combination, and instead may search for an alternate Business Combination.
As a result of the foregoing redemption provisions, the public shares of Common Stock will be recorded at redemption amount and classified as temporary equity, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “
Distinguishing Liabilities from Equity
” (“ASC 480”) in subsequent periods.
The Company will have 24 months from the IPO Closing Date to complete its Business Combination. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares of Common Stock for a per share pro rata portion of the Trust Account, including interest income, but less taxes payable (less up to $100,000 of such net interest income to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its remaining stockholders, as part of its plan of dissolution and liquidation. The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they waived their rights to participate in any redemption with respect to their Founder Shares (as defined below); however, if the Sponsor or any of the Company’s officers, directors or affiliates acquire public shares of Common Stock, they will be entitled to a pro rata share of the Trust Account in the event the Company does not complete a Business Combination within the required time period.
In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Unit in the Public Offering.
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.